INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Federal
Current					$ 1,237,860
Deferred					9,657
State
Current					0
Deferred					0
Change in valuation allowance					0
Income Tax Expense (Benefit), Total	$ (24,707)	$ 666,245	$ 666,245	$ 346,514	$ 1,247,517